Cover	Feb. 10, 2023
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Feb. 10, 2023
Entity Registrant Name	DYNEX CAPITAL, INC.
Entity Incorporation, State or Country Code	VA
Entity File Number	1-9819
Entity Tax Identification Number	52-1549373
Entity Address, Address Line One	4991 Lake Brook Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Glen Allen
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23060-9245
City Area Code	(804)
Local Phone Number	217-5800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	The sole purpose of this filing is to amend the Current Report on Form 8-K as filed by Dynex Capital, Inc. (the “Company”) with the Securities and Exchange Commission on February 10, 2023 (the “Form 8-K”) in order to add Inline eXtensible Business Reporting Language (“iXBRL”) tagging to the Form 8-K and to file Exhibit 104 hereunder relating to the same, which was inadvertently omitted by the Company. All other information in the Form 8-K (including the filed exhibits) remains unchanged.
Entity Central Index Key	0000826675
Amendment Flag	true
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	DX
Security Exchange Name	NYSE
Series C Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	6.900% Series C Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock,par value $0.01 per share
Trading Symbol	DXPRC
Security Exchange Name	NYSE